Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov. 28, 2011
PACE Alternative Strategies Investments (Prospectus Summary): | PACE Alternative Strategies Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE® Alternative Strategies Investments
Supplement Text	ck0000930007_SupplementTextBlock

PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Alternative Strategies Investments

Supplement to the prospectuses relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2011

February 2, 2012

Dear Investor,

The purpose of this supplement is to update information regarding the investment advisory arrangements of PACE Alternative Strategies Investments (the "fund").

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisors for the fund, subject to approval of the board of trustees (the "Board") of PACE Select Advisors Trust (the "Trust"). A significant service you receive with the fund is the on-going review and due diligence by UBS Global AM of the fund's investment advisors. At the recommendation of UBS Global AM, the Board has terminated Goldman Sachs Asset Management, L.P. ("GSAM") as an investment advisor to the fund, effective as of the close of business on February 10, 2012. Analytic Investors, LLC, Wellington Management Company, LLP, First Quadrant L.P. and Standard Life Investments (Corporate Funds) Limited will continue to serve as the fund's investment advisors.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.

PACE Alternative Strategies Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASIX
PACE Alternative Strategies Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASNX
PACE Alternative Strategies Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASOX
PACE Alternative Strategies Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASYX
PACE Alternative Strategies Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASPX